Related Party Transactions	6 Months Ended	12 Months Ended
	Dec. 31, 2015	Jun. 30, 2015
Related Party Transactions [Abstract]
Related Party Transactions

(11) RELATED PARTY TRANSACTIONS

On June 13, 2014, the Company completed a spin-off of OVS to CII (see Note 7 – Equity). CII holds approximately 4% of ZGH’s outstanding common stock at December 31, 2015. The Company continues to have ongoing contractual relationships with OVS, whereby the Company provides OVS and its subsidiaries with bandwidth capacity and OVS provides the Company and its subsidiaries with voice services. The contractual relationships are based on agreements that were entered into at estimated market rates. Subsequent to the spin-off date, transactions with OVS are included in the Company’s results of operations.

The following table represents the revenue and expense transactions the Company recorded with OVS for the periods presented:

	Three months ended December 31,		Six months ended December 31,
	2015	2014	2015	2014
	(in millions)
Revenues	$1.6	$1.7	$3.3	$3.4
Operating costs	$0.1	$0.4	$0.2	$0.7

As of December 31, 2015 and June 30, 2015, the Company had outstanding balances of $0.5 million and $0.6 million, respectively, due from OVS.

Dan Caruso, the Company’s Chief Executive Officer and Chairman of the Board, is a party to an aircraft charter (or membership) agreement through his affiliate, Bear Equity LLC, for business and personal travel.  Under the terms of the charter agreement, all fees for the use of the aircraft are effectively variable in nature. For his business travel on behalf of the Company, Mr. Caruso is reimbursed for his use of the aircraft subject to quarterly and annual maximum reimbursement thresholds approved by the Company's Nominating and Governance Committee. During the three and six months ended December 31, 2015 the Company reimbursed Mr. Caruso $0.2 million and $0.3 million, respectively, and during the three and six months ended December 31, 2014 reimbursed $0.2 million and $0.6 million, respectively, for his business use of the aircraft.

On June 28, 2012, Matt Erickson, the President and COO of Global Sales & Customer Success, purchased $0.6 million in aggregate principal amount of 2020 Unsecured Notes at the offering price for such notes. Mr. Erickson qualifies as an “accredited investor” (as defined in Rule 501 under the Securities Act), and this purchase was on terms available to other investors. On December 15, 2014, in connection with the Note Redemption, approximately $0.2 million of Mr. Erickson’s notes were redeemed, and as of December 31, 2015, the principal amount of 2020 Unsecured Notes held by Mr. Erickson was $0.4 million.

(15) RELATED-PARTY TRANSACTIONS

The Company has ongoing contractual relationships with Onvoy, LLC and its subsidiaries (“OVS”).  OVS is wholly owned by CII and provides voice and managed services. The Company provides OVS and its subsidiaries with bandwidth capacity, and OVS provides the Company and its subsidiaries with voice services. The contractual relationships are based on agreements that were entered into at estimated market rates.

The following table represents the revenue and expense transactions the Company recorded with OVS (in millions):

	Year Ended June 30,
	2015	2014	2013
Revenues	$6.9	$7.0	6.6
Operating costs	$1.0	$1.6	1.5

As of June 30, 2015 and June 30, 2014, the Company had a balance due from OVS in the amount of $0.6 million and $0.1 million, respectively.

As of June 30, 2015, the Company had a balance due to ZGH of $1.3 million related to certain expenses of the Company that were paid by ZGH.

As discussed in Note 11 – Equity, during Fiscal 2014: i) the Board of CII authorized a non-liquidating distribution to certain common unit holders of up to $10.0 million, and the Company advanced $10.0 million to CII, evidenced by an intercompany note receivable, ii) the board of managers of CII authorized and paid a non-liquidating distribution to the Company’s CEO of $3.0 million and amended the intercompany note receivable with CII for the incremental distribution, and iii) the board of managers of CII authorized and redeemed for cash the vested common units held by a member of management for $9.0 million in full and final settlement of his outstanding common unit grants and further amended the intercompany note receivable with CII for the incremental distribution. The amount due to the Company from CII of $22.0 million was reflected as a reduction of stockholder’s equity as of June 30, 2014.  In October 2014, the Company and CII entered into an agreement which relieved CII of its obligation to repay the outstanding intercompany note receivable balance. As of June 30, 2015, the Company does not have an outstanding receivable balance from CII.

Dan Caruso, the Company’s Chief Executive Officer and Chairman of the Board is a party to an aircraft charter (or membership) agreement through his affiliate, Bear Equity LLC, for business and personal travel.  Under the terms of the charter agreement, all fees for the use of the aircraft are effectively variable in nature. For his business travel on behalf of the Company, Mr. Caruso is reimbursed for his use of the aircraft subject to quarterly and annual maximum reimbursement thresholds approved by the Company's Nominating and Governance Committee. During the years ended June 30, 2015 and 2014, respectively, the Company reimbursed Mr. Caruso $0.7 million and $0.1 million for his business use of the aircraft.

On June 28, 2012, Matt Erickson, the President of Zayo Physical Infrastructure, purchased $0.6 million in aggregate principal amount of the Company’s 10.125% 2020 Unsecured Notes at the offering price for such notes. Mr. Erickson qualifies as an “accredited investor” (as defined in Rule 501 under the Securities Act), and this purchase was on terms available to other investors. On December 15, 2015, approximately $0.2 million of Mr. Erickson’s notes were redeemed as part of the pro rata redemption of the 2020 Unsecured Notes following the ZGH initial public offering, and as of June 30, 2015, the principal amount of notes held by Mr. Erickson was $0.4 million.